Other gains	12 Months Ended
Jun. 30, 2026
Other Gains
Other gains

5. Other gains

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Australian solar projects	-	-	32
Gains/(losses) on effectuation of DOCA	-	-	-
Other gains	1,272	16	57
Total other gains	1,272	16	89